Long-Term Investments (Details) ¥ in Thousands, $ in Thousands		1 Months Ended				6 Months Ended				12 Months Ended
	Feb. 06, 2024 shares	Nov. 30, 2023 CNY (¥)	Oct. 30, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥) shares		Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 CNY (¥) shares		Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021
Long-Term Investments [Line Items]
Cash amount																	¥ 120,000
Aggregate interest percentage																	99.00%
Partners capital																¥ 111,200
Aggregate interest			¥ 10,000													¥ 10,000
Diluted percentage			99.00%													98.90%
Agreement to invest capital		¥ 1,750
Equity interest percentage																		0.5533%
Investment loss						¥ (264)	$ (36)
Impairment of long-term equity investments										¥ 100		$ 14
Investment loss from the operating						¥ 143	$ 20
Ordinary shares (in Shares) | shares						3,168,544	3,168,544			1,243,140	[1]	1,243,140	[1]	500,000	[1]
Matson Shares [Member]
Long-Term Investments [Line Items]
Acquire ordinary shares (in Shares) | shares	3,560
Huzhou Zheyou [Member]
Long-Term Investments [Line Items]
Agreement to invest capital					¥ 1,750
Equity interest percentage										35.00%		35.00%
Investment loss								59		¥ 94
Chengdu Zhibo [Member]
Long-Term Investments [Line Items]
Agreement to invest capital				¥ 100
Equity interest percentage						40.00%	40.00%			40.00%		40.00%
Impairment of long-term equity investments								¥ 100	$ 14
Huzhou Zheyou New Energy Sales Co., Ltd. [Member]
Long-Term Investments [Line Items]
Investment loss						¥ 101	$ 14
Matson [Member]
Long-Term Investments [Line Items]
Percentage of equity shares	26.25%
Ordinary shares (in Shares) | shares	30,000,000

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.